Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value [Abstract]
Fair value of assets and liabilities measured on a recurring basis
The following tables summarize the valuation of our financial instruments by pricing observability levels as of September 30, 2013 and December 31, 2012:

	September 30, 2013
	Level 1	Level 2	Level 3	Total
	(in thousands)

Money markets	$277,072	$—	$—	$277,072
U.S. Treasury Bills	—	823,468	—	823,468
U.K. Treasury Bills	—	125	—	125
Equity securities
Growth	94,987	—	—	94,987
Value	46,753	—	—	46,753
Multi-asset and asset allocation	52,603	—	—	52,603
Other(1)	61,469	—	—	61,469
Fixed Income securities
Taxable(2)	149,472	3,150		152,622
Tax-exempt(3)	3,694	836		4,530
Derivatives	700	3,881	—	4,581
Long exchange-traded options	14,315	—	—	14,315
Private equity	3,471	20,926	59,796	84,193
Total assets measured at fair value	$704,536	$852,386	$59,796	$1,616,718

Securities sold not yet purchased
Short equities – corporate	$46,596	$—	$—	$46,596
Short exchange-traded options	13,086	—	—	13,086
Derivatives	354	3,435	—	3,789
Total liabilities measured at fair value	$60,036	$3,435	$—	$63,471

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)

Money markets	$170,120	$—	$—	$170,120
U.S. Treasury Bills	—	1,537,150	—	1,537,150
U.K. Treasury Bills	—	125	—	125
Equity securities
Growth	125,242	—	—	125,242
Value	36,126	—	—	36,126
Multi-asset and asset allocation	59,449	—	—	59,449
Other(1)	39,702	—	—	39,702
Fixed Income securities
Taxable(2)	177,635	1,219	—	178,854
Tax-exempt(3)	5,661	797	—	6,458
Derivatives	64	2,561	—	2,625
Long exchange-traded options	15,087	—	—	15,087
Private equity	7,695	—	76,953	84,648
Total assets measured at fair value	$636,781	$1,541,852	$76,953	$2,255,586

Securities sold not yet purchased
Short equities – corporate	$54,370	$—	$—	$54,370
Short exchange-traded options	9,197	—	—	9,197
Other	271	—	—	271
Derivatives	1,598	5,472	—	7,070
Total liabilities measured at fair value	$65,436	$5,472	$—	$70,908
________________
(1)	Primarily long positions in corporate equities traded through our options desk.
(2)	Primarily corporate and government securities.
(3)	Primarily municipal bonds.

The following table summarizes the valuation of our financial instruments by pricing observability levels as of December 31, 2012 and 2011:

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)

Money markets	$170,120	$—	$—	$170,120
U.S. Treasury bills	—	1,537,150	—	1,537,150
U.K. Treasury bills	—	125	—	125
Equity securities
Growth	125,242	—	—	125,242
Value	36,126	—	—	36,126
Multi-asset and asset allocation	59,449	—	—	59,449
Other(1)	39,702	—	—	39,702
Fixed Income securities
Taxable(2)	177,635	1,219	—	178,854
Tax-exempt(3)	5,661	797	—	6,458
Derivatives	64	2,561	—	2,625
Long exchange-traded options	15,087	—	—	15,087
Private equity	7,695	—	76,953	84,648
Total assets measured at fair value	$636,781	$1,541,852	$76,953	$2,255,586

Securities sold not yet purchased
Short equities-corporate	$54,370	$—	$—	$54,370
Short exchange-traded options	9,197	—	—	9,197
Other	271	—	—	271
Derivatives	1,598	5,472	—	7,070
Total liabilities measured at fair value	$65,436	$5,472	$—	$70,908

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(in thousands)

Money markets	$340,548	$—	$—	$340,548
U.S. Treasury bills	—	1,277,944	—	1,277,944
U.K. Treasury bills	—	119	—	119
Equity securities
Growth	107,802	189	—	107,991
Value	60,096	9	—	60,105
Blend	118,208	—	—	118,208
Other(1)	45,583	—	—	45,583
Fixed Income securities
Taxable(2)	110,062	14,488	—	124,550
Tax-exempt(3)	15,366	743	—	16,109
Other	17	—	—	17
Derivatives	127	3,494	—	3,621
Long exchange-traded options	14,322	—	—	14,322
Private equity	11,592	—	64,466	76,058
Total assets measured at fair value	$823,723	$1,296,986	$64,466	$2,185,175

Securities sold not yet purchased
Short equities-corporate	$34,469	$—	$—	$34,469
Short exchange-traded options	3,567	—	—	3,567
Other	1,271	—	—	1,271
Derivatives	2,054	5,205	—	7,259
Total liabilities measured at fair value	$41,361	$5,205	$—	$46,566

(1)	Primarily long positions in corporate equities traded through our options desk.
(2)	Primarily corporate and government securities.
(3)	Primarily municipal bonds.

Fair value measurement Level 3 reconciliation
The following table summarizes the change in carrying value associated with Level 3 financial instruments carried at fair value:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
	(in thousands)

Balance as of beginning of period	$61,426	$57,908	$76,953	$64,466

Transfers out	—	—	(19,220)	(13,548)
Purchases	2,289	3,467	2,386	7,300
Sales	(2,632)	—	(2,666)	(1,823)
Realized gains (losses), net	—	(8,379)	(6,581)	(7,524)
Unrealized gains (losses), net	(1,287)	8,666	8,924	12,791
Balance as of end of period	$59,796	$61,662	$59,796	$61,662

The following table summarizes the change in carrying value associated with Level 3 financial instruments carried at fair value:

	December 31, 2012	December 31, 2011
	(in thousands)

Balance as of beginning of period	$64,466	$59,414
Transfers (out) in, net	(13,548)	(3,588)
Purchases	19,660	10,002
Sales	(1,823)	(214)
Realized gains (losses), net	(7,524)	(3,106)
Unrealized gains (losses), net	15,722	1,958
Balance as of end of period	$76,953	$64,466

Information about Level 3 fair value measurements
The following table provides quantitative information about Level 3 fair value measurements:

	Fair Value as of September 30, 2013	Valuation Technique	Unobservable Input	Range
	(in thousands)
Private Equity:

Technology, Media and Telecommunications	$22,127	Market comparable companies	Revenue multiple	2.5 – 3.5
			Discount rate	18%
			Discount years	1.25

Healthcare and Cleantech	$2,768	Market comparable companies	Revenue multiple(1)	0.7 – 55.8
			R&D multiple(1)	1.1 – 27.1
			Discount for lack of marketability and risk factors	50-60%
________________
(1)	The median for the Healthcare and Cleantech revenue multiple is 7.6; the median R&D multiple is 6.9.

The following table provides quantitative information about Level 3 fair value measurements:

	Fair Value as of December 31, 2012	Valuation Technique	Unobservable Input	Range
	(in thousands)
Private Equity:
Technology, Media and Telecommunications	$23,256	Market comparable companies	Revenue multiple	2.5 – 6
			Discount rate	18%
			Discount years	1 – 2
Healthcare and Cleantech	$14,871	Market comparable companies	Revenue multiple(1)	0.6 – 62.5
			R&D multiple(1)	1.0 – 30.6
			Discount for lack of marketability and risk factors	40-60%

(1)	The median for the Healthcare and Cleantech revenue multiple is 10.1; the majority of the R&D multiples fall between 4.0 and 11.4.